File No. 2-89359

811-03964

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72	☒

(Check appropriate box or boxes.)

Dreyfus Government Cash Management Funds

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Jeff Prusnofsky, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A only relates to Dreyfus Government Cash Management and does not affect the Registration Statement of the series below:

Dreyfus Government Securities Cash Management

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A for Dreyfus Government Cash Management Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until January 31, 2022, the effectiveness of Post-Effective Amendment No. 71 ("PEA No. 71"), which was filed with the Securities and Exchange Commission via EDGAR on November 15, 2021. Since no other changes are intended to be made to PEA No. 71 by means of this filing, Parts A, B and C of PEA No. 71 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 19th day of January 2022.

Dreyfus Government Cash Management Funds

BY:	/s/ David DiPetrillo*
David DiPetrillo, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	01/19/2022
David DiPetrillo
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	01/19/2022
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	01/19/2022
Joseph S. DiMartino
/s/ Francine J. Bovich*	Board Member	01/19/2022
Francine J. Bovich
/s/ J. Charles Cardona*	Board Member	01/19/2022
J. Charles Cardona
/s/ Andrew J. Donohue*	Board Member	01/19/2022
Andrew J. Donohue
/s/ Isabel P. Dunst*	Board Member	01/19/2022
Isabel P. Dunst
/s/ Robin A. Melvin*	Board Member	01/19/2022
Robin A. Melvin
/s/ Nathan Leventhal*	Board Member	01/19/2022
Nathan Leventhal
/s/ Roslyn M. Watson*	Board Member	01/19/2022
Roslyn M. Watson
/s/ Benaree Pratt Wiley*	Board Member	01/19/2022
Benaree Pratt Wiley

*BY:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Attorney-in-Fact